Reportable Segments and Geographic Areas (Tables)	9 Months Ended
Sep. 30, 2025
Reportable Segments and Geographic Areas [Abstract]
Schedule of the Company’s Operations, Assets and Liabilities Split Reportable Segments

The following is a summary of the Company’s operations for the nine months ended September 30, 2025, and assets and liabilities as of September 30, 2025, split between reportable segments:

	Corporate, Treasury and Biosciences	IT Packaging Solutions	Precision Engineering and Machining	Total
Revenue	$-	$179,292	$106,656	$285,948
Cost of sales	$-	$146,671	$61,247	$207,918
Gross profit	$-	$32,621	$45,409	$78,030

Expenses	$3,917,714	$101,218	$473,241	$4,492,173
Other income (expense)	$(362,176)	$-	$-	$(362,176)
Net loss from continuing operations	$(4,279,890)	$(68,597)	$(427,832)	$(4,776,319)

Current Assets	$9,043,071	$443,643	$285,917	$9,772,631
Non-current assets	$2,072,632	$1,442,663	$1,650,092	$5,165,387
Total Assets	$11,115,703	$1,886,306	$1,936,009	$14,938,018

Current liabilities	$5,069,289	$106,732	$285,671	$5,461,692
Non-current liabilities	$-	$263,136	$722,535	$985,671
Total Liabilities	$5,069,289	$369,868	$1,008,206	$6,447,363

Total Equity	$6,046,414	$1,516,438	$927,803	$8,490,655